Schedule II Supplementary Insurance Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	$ 104,002	$ 92,245	$ 91,187
Deferred sales inducements	18,345	18,745	22,756	17,302
Account balances and future policy benefit reserves	578,120	693,404	715,257
Unearned premiums	1,559	1,539	1,466
Policy and contract claims	1,528	2,684	3,202
Net premium and policy fees	50,733	40,192	30,891
Interest and similar income, net	29,664	30,850	32,584
Net benefits	(40,445)	19,904	91,867
Net change in deferred sales inducements	2,342	3,666	(7,689)
Net change in deferred acquisition costs	(6,163)	4,430	(39,425)
Other operating expenses	32,410	32,827	39,962
Individual Annuities
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	100,897	89,006	88,004
Deferred sales inducements	18,345	18,745	22,754
Account balances and future policy benefit reserves	561,358	678,701	703,073
Policy and contract claims			173
Net premium and policy fees	47,281	36,997	27,631
Interest and similar income, net	28,590	29,905	31,778
Net benefits	(44,376)	17,250	90,036
Net change in deferred sales inducements	2,342	3,664	(7,698)
Net change in deferred acquisition costs	(6,440)	4,657	(39,670)
Other operating expenses	31,486	32,277	38,003
Other investments
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	3,105	3,239	3,183
Deferred sales inducements			2
Account balances and future policy benefit reserves	16,762	14,703	12,184
Unearned premiums	1,559	1,539	1,466
Policy and contract claims	1,528	2,684	3,029
Net premium and policy fees	3,452	3,195	3,260
Interest and similar income, net	1,074	945	806
Net benefits	3,931	2,654	1,831
Net change in deferred sales inducements		2	9
Net change in deferred acquisition costs	277	(227)	245
Other operating expenses	$ 924	$ 550	$ 1,959